Group statement of changes in equity - GBP (£) £ in Millions		Total	Share Capital [Member] [1]	Share Premium [Member] [2]	Own Shares [Member] [3]	Merger Reserve [Member] [4]	Other Reserves [Member] [5]	Retained (Loss) Earnings [Member]
Beginning balance at Mar. 31, 2015		£ 681	£ 419	£ 1,051	£ (165)	£ 998	£ 502	£ (2,124)
Statements [Line Items]
Profit for the year		2,466						2,466
Other comprehensive income (loss) – before tax		1,163					408	755
Tax on other comprehensive income (loss)		(235)					5	(240)
Transferred to the income statement		(230)					(230)
Total comprehensive income (loss) for the year		3,164					183	2,981
Issue of new shares	[6]	7,504	80			7,424
Dividends to shareholders		(1,078)						(1,078)
Share-based payments		58						58
Tax on share-based payments		12						12
Net buyback of own shares		(225)			50			(275)
Other movements		(4)						(4)
Ending balance at Mar. 31, 2016		10,112	499	1,051	(115)	8,422	685	(430)
Statements [Line Items]
Profit for the year		1,908						1,908
Other comprehensive income (loss) – before tax		(1,671)					1,108	(2,779)
Tax on other comprehensive income (loss)		445					29	416
Transferred to the income statement		(938)					(938)
Total comprehensive income (loss) for the year		(256)					199	(455)
Transfers to realised profit						(1,775)		1,775
Dividends to shareholders		(1,436)						(1,436)
Share-based payments		57						57
Tax on share-based payments		(6)						(6)
Net buyback of own shares		(136)			19			(155)
Ending balance at Mar. 31, 2017		8,335	499	1,051	(96)	6,647	884	(650)
Statements [Line Items]
Profit for the year		2,032						2,032
Other comprehensive income (loss) – before tax		1,615					(545)	2,160
Tax on other comprehensive income (loss)		(345)					1	(346)
Transferred to the income statement		277					277
Total comprehensive income (loss) for the year		3,579					(267)	3,846
Transfers to realised profit							(83)	83
Dividends to shareholders		(1,524)						(1,524)
Share-based payments		84						84
Tax on share-based payments		(2)						(2)
Net buyback of own shares		(168)			(90)			(78)
Ending balance at Mar. 31, 2018		£ 10,304	£ 499	£ 1,051	£ (186)	£ 6,647	£ 534	£ 1,759

[1]	The allotted, called up, and fully paid ordinary share capital of BT Group plc at 31 March 2018 was £499m comprising 9,968,127,681 ordinary shares of 5p each (2017: £499m comprising 9,968,127,681 ordinary shares of 5p each).
[2]	The share premium account, comprising the premium on allotment of shares, is not available for distribution.
[3]	For further analysis of own shares, see note 21.
[4]	The merger reserve balance at 1 April 2015 arose on the group reorganisation that occurred in November 2001 and represented the difference between the nominal value of shares in the new parent company, BT Group plc, and the aggregate of the share capital, share premium account and capital redemption reserve of the prior parent company, British Telecommunications plc. On 29 January 2016, the company issued 1,594,900,429 ordinary shares of 5p at 470.7p per share. These shares were used as part consideration for the acquisition of EE. As a result of this transaction the merger reserve was credited with £7,424m net of £3m issue costs. In 2016/17, there was a transfer of £1,775m of merger reserve to realised profit following the settlement of an intercompany loan by qualifying consideration.
[5]	For further analysis of other reserves, see note 28.
[6]	On 29 January 2016, the company issued 1,594,900,429 ordinary shares of 5p at 470.7p per share, raising £7,504m net of issue costs. Share capital increased by £80m and merger reserve by £7,424m.